UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

LionShares U.S. Equity Total Return ETF
TOT (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the LionShares U.S. Equity Total Return ETF for the period of September 2, 2025, to June 30, 2026.  You can find additional information about the Fund at https://lionsharesetf.com. You can also request this information by contacting us at 855-885-7363.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
LionShares U.S. Equity Total Return ETF	$4	0.04%
*	Amount shown reflects the expenses of the Fund from September 2, 2025 through June 30, 2026. Expenses would be higher if the Fund had been in operation for the full year.
**	Annualized
The Fund ended the reporting period on June 30, 2026 with a return of 18.16% based on net asset value since the Fund’s inception on September 2, 2025. The Fund’s benchmark, the S&P Total Market Index, experienced a return of 18.42% during this period.
Growth in the broad U.S. equity market continued to be driven by advancements in technology and business investment in artificial intelligence. Market prices fluctuated as developments in the U.S.-Iran conflict led to periods of escalation followed by de-escalation, additionally leading to fluctuations in energy prices.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains.Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
  ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/02/2025)
LionShares U.S. Equity Total Return ETF NAV	18.16
S&P Total Market Index (TMI) (TR)	18.42
Visithttps://lionsharesetf.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
LionShares U.S. Equity Total Return ETF	PAGE 1	TSR-AR-00777X470

KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$9,985,499
Number of Holdings	2
Net Advisory Fee	$2,776
Portfolio Turnover	387%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Exchange Traded Funds	99.9%
Cash & Other	0.1%

Top 10 Issuers	(%)
iShares Core S&P Total U.S. Stock Market ETF	99.9%
First American Treasury Obligations Fund	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lionsharesetf.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LionShares LLC documents not be householded, please contact LionShares LLC at 855-885-7363, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LionShares LLC or your financial intermediary.
LionShares U.S. Equity Total Return ETF	PAGE 2	TSR-AR-00777X470

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

LionShares U.S. Equity Total Return ETF

	Cohen & Company, Ltd.
	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$14,500	N/A
(b) Audit-Related Fees	None	N/A
(c) Tax Fees	$3,100	N/A
(d) All Other Fees	None	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

LionShares U.S. Equity Total Return ETF

	FYE 06/30/2026	FYE 06/30/2025
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

LionShares U.S. Equity Total Return ETF

Non-Audit Related Fees	FYE 06/30/2026	FYE 06/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee Russell Emery, Brian Ferrie and Wan-Chong Kung.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

LIONSHARES U.S. EQUITY TOTAL RETURN ETF
Annual Financial Statements
June 30, 2026

LionShares U.S. Equity Total Return ETF
Schedule of Investments
June 30, 2026

	Shares	Value
EXCHANGE TRADED FUND - 99.9%
iShares Core S&P Total U.S. Stock Market ETF(a)	60,744	$9,978,417
TOTAL EXCHANGE TRADED FUND (Cost $9,919,976)		9,978,417
SHORT-TERM INVESTMENT
MONEY MARKET FUND - 0.1%
First American Treasury Obligations Fund - Class X, 3.58%(b)	7,397	7,397
TOTAL MONEY MARKET FUND (Cost $7,397)		7,397
TOTAL INVESTMENTS - 100.0% (Cost $9,927,373)		$9,985,814
Liabilities in Excess of Other Assets - (0.0)%(c)		(315)
TOTAL NET ASSETS - 100.0%		$9,985,499

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

LionShares U.S. Equity Total Return ETF
Statement of Assets and Liabilities
June 30, 2026

ASSETS:
Investments, at value	$9,985,814
Dividends receivable	54
Total assets	9,985,868
LIABILITIES:
Payable to Advisor	369
Total liabilities	369
NET ASSETS	$9,985,499
Net Assets Consist of:
Paid-in capital	$ 10,485,540
Total accumulated losses	(500,041)
Total net assets	$9,985,499
Net assets	$9,985,499
Shares issued and outstanding (unlimited shares authorized without par value)	422,500
Net asset value per share	$23.63
Cost:
Investments, at cost	$9,927,373

The accompanying notes are an integral part of these financial statements.

2

LionShares U.S. Equity Total Return ETF
Statement of Operations
For the Period Ended June 30, 2026(a)

INVESTMENT INCOME:
Dividend income	$248
Total investment income	248
EXPENSES:
Investment advisory fee	13,602
Total expenses	13,602
Fee waiver from Advisor	(10,826)
Net expenses	2,776
NET INVESTMENT LOSS	(2,528)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Investments	(555,954)
In-kind redemptions	3,835,360
Net realized gain	3,279,406
Net change in unrealized depreciation on:
Investments	(2,123,509)
Net change in unrealized depreciation	(2,123,509)
Net realized and unrealized gain	1,155,897
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,153,369

(a)	Inception date of the Fund was September 2, 2025.
The accompanying notes are an integral part of these financial statements.

3

LionShares U.S. Equity Total Return ETF
Statement of Changes in Net Assets

Period Ended June 30, 2026(a)
OPERATIONS:
Net investment loss	$(2,528)
Net realized gain	3,279,406
Net change in unrealized depreciation	(2,123,509)
Net increase in net assets from operations	1,153,369
CAPITAL TRANSACTIONS:
Shares sold	29,527,323
Shares issued from in-kind subscriptions	5,250,507
Shares redeemed	(25,945,700)
Net increase in net assets from capital transactions	8,832,130
Net increase in net assets	9,985,499
NET ASSETS:
Beginning of the period	—
End of the period	$9,985,499
SHARES TRANSACTIONS
Shares sold	1,350,000
Shares issued from in-kind subscriptions	262,500
Shares redeemed	(1,190,000)
Total increase in shares outstanding	422,500

(a)	Inception date of the Fund was September 2, 2025.
The accompanying notes are an integral part of these financial statements.

4

LionShares U.S. Equity Total Return ETF
Financial Highlights

Period Ended June 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized gain on investments	3.64
Total from investment operations	3.63
Net asset value, end of period	$23.63
Total return(c)	18.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,985
Ratio of expenses to average net assets:
Before expense waiver(d)(e)	0.22%
After expense waiver(d)(e)	0.04%
Ratio of net investment loss to average net assets(d)(e)	(0.04)%
Portfolio turnover rate(c)(f)	387%

(a)	Inception date of the Fund was September 2, 2025.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying investment companies in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

LionShares U.S. Equity Total Return ETF
Notes to Financial Statements
June 30, 2026
NOTE 1 – ORGANIZATION
LionShares U.S. Equity Total Return ETF (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. LionShares LLC (the “Advisor”) serves as the investment manager to the Fund, and Exchange Traded Concepts, LLC (the “Sub-Advisor”) serves as sub-advisor. The inception date of the Fund was September 2, 2025. The investment objective of the Fund is to seek to provide long-term capital growth.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statement of Changes in Net Assets.
As part of commencement of operations on September 2, 2025, certain securities of accounts managed by the Advisor were exchanged, at fair value, as in-kind transfers to the Fund. The securities were recorded at their current value to align the Fund’s performance with ongoing financial reporting. The in-kind transfers were not taxable events under relevant provisions of the Internal Revenue Code, and therefore the historical cost basis of those investments was carried forward. The total fair value of the in-kind transfers, included in proceeds from shares issued on the accompanying Statement of Changes in Net Assets, was $5,250,507. The historical cost of the contributed investments as of September 2, 2025 was $3,068,557, resulting in net unrealized appreciation on investments of $2,181,950 as of that date. As a result of the in-kind contribution, the Fund issued $262,500 shares at $20.00 per share net asset value.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(a)
Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the

6

LionShares U.S. Equity Total Return ETF
Notes to Financial Statements
June 30, 2026(Continued)
last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Advisor as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of June 30, 2026:

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Exchange Traded Fund	$ 9,978,417	$—	$—	$ 9,978,417
Money Market Fund	7,397			7,397
Total Investments	$ 9,985,814	$—	$—	$ 9,985,814

(b)
Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(c)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal

7

LionShares U.S. Equity Total Return ETF
Notes to Financial Statements
June 30, 2026(Continued)
income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.
Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended June 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The tax return for the Fund for the current fiscal period is open for examination. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e)
Segment Reporting – The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Executive Officer of the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.22%. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund.
The Advisor has contractually agreed to a reduction in the Fund’s unitary management fee to 0.0449% (the “Reduced Fee”). The Reduced Fee will remain in effect through at least September 1, 2026, and may be terminated only by the Board.
Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the Fund subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended June 30, 2026, there were no fees incurred by the Fund from the service providers described above as the Advisor bore all such costs.
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended June 30, 2026, were as follows:

Purchases	$ 29,275,817
Sales	$ 29,248,695

8

LionShares U.S. Equity Total Return ETF
Notes to Financial Statements
June 30, 2026(Continued)
Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended June 30, 2026, were as follows:

Purchases In-Kind	$ 29,481,667
Sales In-Kind	$ 25,936,777

NOTE 5 – FEDERAL INCOME TAX INFORMATION
At June 30, 2026, the components of distributable earnings for income tax purposes were as follows:

Tax cost of investments	$ 9,927,373
Gross unrealized appreciation	58,441
Net unrealized appreciation	58,441
Capital loss carryforwards	(555,954)
Other accumulated loss	(2,528)
Total accumulated loss	$(500,041)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. In this Fund the reclass is due to redemption in-kind tax adjustments. These reclassifications have no effect on net assets or net asset value per share. For the period ended June 30, 2026, permanent differences in book and tax accounting have been reclassified to capital, and distributable earnings as follows:

Accumulated Losses	Paid In Capital
$ (3,835,360)	$ 3,835,360

There were no distributions paid during the period ended June 30, 2026.
The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the period ended June 30, 2026. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund had late-year ordinary losses of $2,528 and no post-October capital losses as of June 30,2026.
At June 30, 2026, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$ (555,954)	$ —	$ (555,954)

NOTE 6 – INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9

LionShares U.S. Equity Total Return ETF
Notes to Financial Statements
June 30, 2026(Continued)
NOTE 7 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks.”
NOTE 8 – SUBSEQUENT EVENTS
Management has evaluated events and transactions that occurred subsequent to June 30, 2026, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
NOTE 9 – NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.

10

LionShares U.S. Equity Total Return ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of LionShares U.S. Equity Total Return ETF and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LionShares U.S. Equity Total Return ETF (the “Fund”), a series of Advisor Managed Portfolios, as of June 30, 2026, the related statements of operations and changes in net assets, and the financial highlights for the period September 2, 2025 (commencement of operations) through June 30, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations, the changes in net assets, and the financial highlights for the period September 2, 2025 (commencement of operations) through June 30, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2026.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 28, 2026

11

LionShares U.S. Equity Total Return ETF
Additional Information
June 30, 2026 (Unaudited)
Tax Information
Certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. There were no distributions from ordinary income or short-term capital gains for the period ended June 30, 2026.
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
All fund expenses, including Trustee compensation, are paid by the Investment Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts
Not applicable.

12

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	9/4/2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	9/4/2026